Segments (Tables)	12 Months Ended
Jan. 31, 2012
Segments [Abstract]
Reconciliation To Consolidated Income From Continuing Operations Before Income Taxes

(Amounts in millions)
Fiscal Year Ended January 31, 2012	Walmart U.S.	Walmart International	Sam's Club	Other unallocated	Consolidated
Net sales	$264,186	$125,873	$53,795	$—	$443,854
Operating income (loss)	20,367	6,214	1,865	(1,888)	26,558
Interest expense, net					(2,160)

Income from continuing operations before income taxes					$24,398

Total assets of continuing operations	$93,050	$81,364	$12,823	$6,080	$193,317
Depreciation and amortization	4,794	2,470	611	255	8,130

Capital expenditures	6,571	5,275	842	822	13,510

Fiscal Year Ended January 31, 2011
Net sales	$260,261	$109,232	$49,459	$—	$418,952
Operating income (loss)	19,919	5,606	1,711	(1,694)	25,542
Interest expense, net					(2,004)

Income from continuing operations before income taxes					$23,538

Total assets of continuing operations	$89,725	$72,021	$12,531	$6,255	$180,532
Depreciation and amortization	4,619	2,184	594	244	7,641

Capital expenditures	7,328	3,994	711	666	12,699

Fiscal Year Ended January 31, 2010
Net sales	$259,919	$97,407	$47,806	$—	$405,132

Operating income (loss)	19,314	4,901	1,515	(1,728)	24,002
Interest expense, net					(1,884)

Income from continuing operations before income taxes					$22,118

Total assets of continuing operations	$84,238	$66,515	$12,050	$7,464	$170,267
Depreciation and amortization	4,352	1,979	558	268	7,157

Capital expenditures	6,618	3,832	793	941	12,184